Prospectus Supplement

April 3, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 3, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Emerging Markets Portfolio

The section of the Prospectus entitled "Fund Summary—Emerging Markets Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Gaite Ali	Managing Director of the Adviser	April 2013
Eric Carlson	Managing Director of the Adviser	September 1997
Paul Psaila	Managing Director of the Adviser	February 1994
Ruchir Sharma	Managing Director of the Adviser	April 2002
May Yu	Managing Director of the Adviser	April 2018
Munib Madni*	Managing Director of MSIM Company	May 2012

*  Effective on or about June 1, 2018, Amay Hattangadi will become a Managing Director of MSIM Company and serve as a portfolio manager to the Fund; and effective June 30, 2018, Munib Madni will no longer serve as a portfolio manager to the Fund.

The section of the Prospectus entitled "Fund Management—Portfolio Management—Emerging Markets Portfolio" is hereby deleted and replaced with the following:

Emerging Markets Portfolio

The Fund is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Gaite Ali, Eric Carlson, Paul Psaila, Ruchir Sharma, May Yu and Munib Madni.

Ms. Ali has been associated with the Adviser in an investment management capacity since 2007. Mr. Carlson has been associated with the Adviser in an investment management capacity since 1997. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Ms. Yu has been associated with the Adviser in an investment management capacity since June 2013. From August 2012 to June 2013, she was associated with MSIM Company in an investment management capacity. Mr. Madni has been associated with MSIM Company in an investment management capacity since 2005.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is the lead portfolio manager and is responsible for the overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

Please retain this supplement for future reference.

  IFIEMPROSPT 4-18

Statement of Additional Information Supplement

April 3, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 3, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 1, 2017

Emerging Markets Portfolio

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2016 (unless otherwise indicated)—Emerging Markets" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets
Gaite Ali	5	$1.7 billion	6	$5.1 billion	20(6)	$6.1 billion(6)
Eric Carlson	5	$1.7 billion	6	$4.9 billion	18(7)	$5.2 billion(7)
Munib Madni**	6	$1.9 billion	6	$5.0 billion	23(2)	$8.2 billion(2)
Paul C. Psaila	5	$1.7 billion	6	$4.9 billion	18(7)	$5.2 billion(7)
Ruchir Sharma	6	$2.1 billion	7	$5.0 billion	21(5)	$5.8 billion(5)
May Yu***	2	$893.9 million	2	$400.5 million	8(13)	$4.7 billion(13)

**  Effective June 30, 2018, Munib Madni will no longer serve as a portfolio manager to the Fund. Effective on or about June 1, 2018, Amay Hattangadi will serve as a portfolio manager to the Fund.

***  As of December 31, 2017.

The following is hereby added as the last footnote under the table in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2016 (unless otherwise indicated)":

(13)  Of these other accounts, one account with a total of $17.9 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Emerging Markets
Gaite Ali	$0-$10,000
Eric Carlson	$0-$10,000
Munib Madni**	None
Paul C. Psaila	$0-$10,000
Ruchir Sharma	$50,001-$100,000
May Yu***	None

**  Effective June 30, 2018, Munib Madni will no longer serve as a portfolio manager to the Fund. Effective on or about June 1, 2018, Amay Hattangadi will serve as a portfolio manager to the Fund.

***  As of December 31, 2017.

Please retain this supplement for future reference.